SCHEDULE OF OTHER INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Original cost technology	$ 5,463,000
Effect of foreign currency	518,804
Accumulated amortization technology	686,570
Carrying value technology	$ 5,295,234
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives (years)	5 years
Original cost technology	$ 5,119,000
Effect of foreign currency	486,135
Accumulated amortization technology	634,510
Carrying value technology	$ 4,970,625
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives (years)	3 years
Original cost technology	$ 252,000
Effect of foreign currency	23,932
Accumulated amortization technology	52,060
Carrying value technology	223,872
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost technology	92,000
Effect of foreign currency	8,737
Accumulated amortization technology
Carrying value technology	$ 100,737
Weighted average useful lives (years)	Indefinite